Silent Partnerships - Schedule of Continuity of the Company’s Silent Partnerships (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance		$ 1,030,166	$ 1,908,549
Issued during the year
Discount
Extinguished during the year			(926,585)
Gain on debt forgiveness – related party			(48,667)
Accretion		62,585	66,779
Interest expense
Effects of currency translation		(61,472)	30,090
Balance		1,031,279	1,030,166
3% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance		596,257	537,359
Issued during the year
Discount
Extinguished during the year
Gain on debt forgiveness – related party
Accretion		46,026	42,063
Interest expense
Effects of currency translation		(35,928)	16,835
Balance		606,355	596,257
3.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance		48,695	43,938
Issued during the year
Discount
Extinguished during the year
Gain on debt forgiveness – related party
Accretion		3,671	3,382
Interest expense
Effects of currency translation		(2,931)	1,375
Balance		49,435	48,695
8.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance	[1]	385,214	909,703
Issued during the year	[1]
Discount	[1]
Extinguished during the year	[1]		(507,959)
Gain on debt forgiveness – related party	[1]		(48,667)
Accretion	[1]	12,888	20,529
Interest expense	[1]
Effects of currency translation	[1]	(22,613)	11,608
Balance	[1]	375,489	385,214
8% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance			417,549
Issued during the year
Discount
Extinguished during the year			(418,626)
Gain on debt forgiveness – related party
Accretion			805
Interest expense
Effects of currency translation			272
Balance

[1]	see Note 14 – At December 31, 2024 and 2023, $263,353 and $271,354, respectively of the Silent Partnership balances are with a German based bank, which also owns ordinary shares of the Company. Those debts are classified as “related party” in the statement of financial position